RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended	12 Months Ended			133 Months Ended	1 Months Ended	12 Months Ended																		1 Months Ended						12 Months Ended			1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2012 Salary and benefits [Member] USD ($)	Jan. 31, 2013 Salary and benefits [Member] USD ($)	Jan. 31, 2013 Relocation allowance [Member] USD ($)	Jan. 31, 2013 Director One [Member] USD ($)	Jan. 31, 2012 Director One [Member] USD ($)	Jan. 31, 2011 Director One [Member] USD ($)	Jan. 31, 2013 Director Two [Member] USD ($)	Jan. 31, 2013 Director Two [Member] CAD	Jan. 31, 2012 Director Two [Member] USD ($)	Jan. 31, 2011 Director Two [Member] USD ($)	Jan. 31, 2013 Directors and officers [Member] USD ($)	Jan. 31, 2012 Directors and officers [Member] USD ($)	Jan. 31, 2011 Directors and officers [Member]	Jan. 31, 2013 Former officer of the Company [Member] USD ($)	Jan. 31, 2012 Former officer of the Company [Member] USD ($)	Jan. 31, 2011 Former officer of the Company [Member] USD ($)	Jan. 31, 2013 Company owned by a former President of the Company [Member] USD ($)	Jan. 31, 2012 Company owned by a former President of the Company [Member] USD ($)	Jan. 31, 2011 Company owned by a former President of the Company [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Mar. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Nov. 30, 2011 Company controlled by the Companys Chief Financial Officer [Member]	Aug. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Nov. 30, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member]	Aug. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Nov. 30, 2012 President and CEO [Member] USD ($)	Aug. 31, 2012 President and CEO [Member] USD ($)	Jan. 31, 2013 President and CEO [Member] USD ($)	Jan. 31, 2013 President and CEO [Member] CAD	Jan. 31, 2013 Directors [Member] USD ($)	Jan. 31, 2013 Directors [Member] CAD	Jan. 31, 2012 Directors [Member] USD ($)	Jan. 31, 2011 Directors [Member] USD ($)	Jan. 31, 2011 Directors [Member] CAD
Due to Officers or Stockholders, Current																$ 13,639	$ 28,425										$ 16,744				$ 5,422	$ 16,744				$ 11,681				$ 986	$ 11,681				$ 7,231
Related Party Transaction, Amounts of Transaction		1,116,216	1,143,675	1,011,673								13,411	13,575																																		24,797	25,000	26,205	0	25,000
Consulting		941,385	1,357,785	1,163,538	7,284,241				0	1,993	15,916			0	18,381				0	3,594	43,998	0	373,696	359,416			15,000			12,500	181,442	167,098	9,538		15,000				12,500	192,795	143,126	0			7,237	7,000
Share-based Compensation		883,210	647,382	556,875	4,574,312	0	161,199	34,048	201,000	144,115	246,897								0	0	71,199	0	1,560	29,226							103,049	135,649	0			2,500				110,686	150,625	0		250,000
Severance Costs																							225,000
Discretionary cash bonus																								200,000		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		3,360,000	1,650,000	550,000																					250,000				250,000	150,000				250,000				250,000	150,000				1,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.305	$ 1.15	$ 0.67																					$ 0.305				$ 1.15	$ 0.80				$ 0.305				$ 1.15	$ 1.04				$ 0.305
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years																										12 months		3 years				3 years				5 years	3 years
Options vested in installments																																						4.00	4.00
Options vested duration																																					12 years		12 years
Bonus Part of Salary																																												50.00%
Stock Issued During Period, Value, Stock Options Exercised		478,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(240,000)	(1,242,500)	(458,334)												0	0	775,000																													0	0	1,042,500	333,334	333,334
Class of Warrant or Right, Grants in Period, Net of Forfeitures			5,524,500	10,804,706
Warrants Issued During Period, Value		$ 0	$ 0	$ 116,000
Class of Warrant or Right, Exercises in Period			(4,906,895)	(1,403,128)